GOODWILL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill impairment loss	$ 3,093	[1]	$ 672	[1]	$ 904
Accumulated impairment loss	1,780		2,452		5,545
Certain Reporting Unit One [Member]
Goodwill [Line Items]
Goodwill impairment loss			700
Term used for projected net cash flows			3 years
Discount rate			19.00%
Growth rate			2.00%
Certain Reporting Units [Member]
Goodwill [Line Items]
Goodwill impairment loss	$ 3,100
Term used for projected net cash flows	3 years
Discount rate	17.50%
Growth rate	0.00%

[1]	During 2013, 2012 and 2011, the Company recorded an amount of US$ 3,093,000, US$ 672,000 and US$ 904,000, respectively, as impairment with respect to goodwill.